Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 5,551,367	$ 2,768,816	$ 95,252	$ 3,621,924	$ 82,514	$ 121,270	$ 12,241,143
ANGOLA
Total	34,574	234,704	377	654,654		2,732	927,042
ANGOLA | Banco Nacional de Angola [Member]
Total	30,309	234,704					265,013
ANGOLA | Caixa do Tesouro Nacional [Member]
Total			377				377
ANGOLA | Agencia Nacional de Petroleo Gas e Bioco [Member]
Total				230,221		2,732	232,953
ANGOLA | Ministry of Finance [Member]
Total	433						433
ANGOLA | Ministry of Mineral Resources Oil and Gas [Member]
Total	3,832						3,832
ANGOLA | Sonangol Pesquisa & Produção [Member]
Total				424,433			424,433
ARGENTINA
Total	114,490	167,577	526		170	3,062	285,825
ARGENTINA | Administración Federal de Ingresos Públicos [Member]
Total	106,557						106,557
ARGENTINA | Direccion General Rentas Capital [Member]
Total	1,495						1,495
ARGENTINA | Government of Neuquen [Member]
Total					170	3,062	3,232
ARGENTINA | Rentas Generales Neuquen [Member]
Total	6,438	125,860	161				132,459
ARGENTINA | Tesoreria General de la Pcia.del Neuquen [Member]
Total		41,717	365				42,081
AUSTRALIA
Total	1,739,156		27,270			446	1,766,872
AUSTRALIA | Australian Earth Science Education [Member]
Total						446	446
AUSTRALIA | Australian Taxation Office [Member]
Total	1,651,781						1,651,781
AUSTRALIA | Construction Training Fund [Member]
Total			774				774
AUSTRALIA | Department of Energy and Economic Diversification [Member]
Total			414				414
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total			649				649
AUSTRALIA | Department of Industry, Science and Resources [Member]
Total	75,847						75,847
AUSTRALIA | Department of Planning, Lands and Heritage [Member]
Total			5,730				5,730
AUSTRALIA | Department of Transport [Member]
Total			508				508
AUSTRALIA | Department of Treasury and Finance [Member]
Total			475				475
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total			1,038				1,038
AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total			1,714				1,714
AUSTRALIA | National Offshore Petroleum Titles Administrator [Member]
Total			2,883				2,883
AUSTRALIA | Pilbara Port Authority [Member]
Total			928				928
AUSTRALIA | Shire of Ashburton [Member]
Total	11,529		8,583				20,112
AUSTRALIA | Western Australian Land Authority [Member]
Total			3,573				3,573
BANGLADESH
Total	94,672		656	715,495		200	811,023
BANGLADESH | Government of Bangladesh [Member]
Total	94,672		656	715,495		200	811,023
BRAZIL
Total					65,652		65,652
BRAZIL | Agência Nacional do Petróleo, Gás Natural e Biocombustíveis [Member]
Total					65,652		65,652
CANADA
Total	1,751,908	358,705	3,744				2,114,358
CANADA | Canada Development Investment Corporation [Member]
Total		27,937					27,937
CANADA | Canada Newfoundland & Labrador Offshore Petroleum Board [Member]
Total			3,744				3,744
CANADA | Government of Alberta [Member]
Total	337,268						337,268
CANADA | Government of Newfoundland and Labrador [Member]
Total		97,199					97,199
CANADA | Provincial Treasurer [Member]
Total		7,937					7,937
CANADA | Receiver General for Canada [Member]
Total	1,414,641	225,632					1,640,273
CHINA
Total	13,860		673				14,533
CHINA | Guangdong Provincial Tax Bureau [Member]
Total	133		131				264
CHINA | Kaizhou Tax Bureau [Member]
Total	5,373						5,373
CHINA | Tianjin Tax Bureau [Member]
Total			542				542
CHINA | XuanHan Tax Bureau [Member]
Total	8,354						8,354
CYPRUS
Total			190				190
CYPRUS | Ministry of Energy Commerce and Industry [Member]
Total						190	190
EGYPT
Total					933		933
EGYPT | Egyptian Natural Gas Holding Company [Member]
Total					933		933
EQUATORIAL GUINEA
Total	76,714	109,951	1,501	306,302		1,694	496,163
EQUATORIAL GUINEA | GE Petrol [Member]
Total				118,254			118,254
EQUATORIAL GUINEA | Ministerio de Minas e Hidrocarburos [Member]
Total		109,951	922	188,049		1,694	300,616
EQUATORIAL GUINEA | Tesoro Público [Member]
Total	76,714		579				77,294
INDONESIA
Total	7,073						7,073
INDONESIA | Directorate General of Taxes [Member]
Total	7,073						7,073
ISRAEL
Total	220,661	145,745					366,406
ISRAEL | Ministry of Finance [Member]
Total	220,661						220,661
ISRAEL | Ministry of Energy [Member]
Total		145,745					145,745
KAZAKHSTAN
Total	128,437						128,437
KAZAKHSTAN | The State Revenue Committee [Member]
Total	128,437						128,437
SAUDI ARABIA
Total	611,480	389,996				5,000	1,006,477
SAUDI ARABIA | Saudi Arabian Monetary Authority [Member]
Total	611,480	389,996					1,001,477
SAUDI ARABIA | Saudi Petroleum Services Polytechnic [Member]
Total						5,000	5,000
MALAYSIA
Total	22,367	584		556,177			579,128
MALAYSIA | Inland Revenue Board of Malaysia [Member]
Total	22,367						22,367
MALAYSIA | Petroliam Nasional Berhad [Member]
Total		584		556,177			556,761
NIGERIA
Total	476,942	173,039	36,634	1,389,295		108,135	2,184,045
NIGERIA | Federal Inland Revenue Service [Member]
Total	476,942		4,550				481,492
NIGERIA | Nigerian Export Supervision Scheme [Member]
Total			3,833				3,833
NIGERIA | Nigerian National Petroleum Company Limited [Member]
Total				$ 1,389,295			1,389,295
NIGERIA | Nigerian Upstream Petroleum Regulatory Commission [Member]
Total		173,039	28,251				201,290
NIGERIA | Host Communities Development Trust [Member]
Total						14,890	14,890
NIGERIA | Niger Delta Development Commission [Member]
Total						$ 93,245	93,245
SURINAME
Total			1,570		4,643		6,212
SURINAME | Staatsolie Maatschappij Suriname N V [Member]
Total			1,570		4,643		6,212
THAILAND
Total	21,727	106,816			498		129,040
THAILAND | Ministry of Energy, Department of Mineral Fuels [Member]
Total		106,816			498		107,314
THAILAND | Ministry of Finance, Revenue Department [Member]
Total	21,727						21,727
UNITED KINGDOM
Total	94,166						94,166
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	94,166						94,166
UNITED STATES
Total	143,139	1,081,698	22,112		10,619		1,257,569
UNITED STATES | Bureau of Land Management [Member]
Total			1,478				1,478
UNITED STATES | Department of the Interior [Member]
Total			1,151		$ 10,619		11,770
UNITED STATES | Internal Revenue Service [Member]
Total	$ 143,139						143,139
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 1,081,698	19,357				1,101,056
UNITED STATES | US Dept of the Interior [Member]
Total			$ 125				$ 125